Total Share-Based Compensation Cost Recognized (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Cost of Sales USD ($)	Dec. 31, 2011 Cost of Sales CNY	Dec. 31, 2010 Cost of Sales CNY	Dec. 31, 2009 Cost of Sales CNY	Dec. 31, 2011 Selling, General and Administrative Expense USD ($)	Dec. 31, 2011 Selling, General and Administrative Expense CNY	Dec. 31, 2010 Selling, General and Administrative Expense CNY	Dec. 31, 2009 Selling, General and Administrative Expense CNY	Dec. 31, 2011 Research and Development Expense USD ($)	Dec. 31, 2011 Research and Development Expense CNY	Dec. 31, 2010 Research and Development Expense CNY	Dec. 31, 2009 Research and Development Expense CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 24,155	152,028	93,736	86,318	$ 1,196	7,527	6,302	6,374	$ 7,946	50,012	36,811	38,681	$ 15,013	94,489	50,623	41,263
Recognized as part of internal-used software	270	1,700	226	1,217
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost	$ 24,425	153,728	93,962	87,535